Core Deposits and Other Intangibles - Intangible Assets Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 117,232	$ 117,232	$ 117,232
Accumulated amortization	(105,316)	(103,003)	(86,788)
Core deposits and other intangibles	11,916	14,229	30,444
Core Deposit Intangible
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	92,679	92,679	92,679
Accumulated amortization	(89,121)	(87,423)	(73,668)
Core deposits and other intangibles	3,558	5,256	19,011
Brand Intangible
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	8,464	8,464	8,464
Accumulated amortization	(3,713)	(3,572)	(3,008)
Core deposits and other intangibles	4,751	4,892	5,456
Customer Relationships Intangible
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	16,089	16,089	16,089
Accumulated amortization	(12,482)	(12,008)	(10,112)
Core deposits and other intangibles	$ 3,607	$ 4,081	$ 5,977